Summary of Significant Accounting Policies (as restated) (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies (as restated)
2. Summary of Significant Accounting Policies

Basis of Presentation

The unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for annual financial statements. In the opinion of management, all necessary adjustments (which consists of only normal recurring items) have been made to fairly present the condensed consolidated financial statements for the interim periods presented. Results of operations for the three months ended March 31, 2021 are not necessarily indicative of the results that may be expected for the year ending December 31, 2021. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020, as amended, filed with the Securities and Exchange Commission (“SEC”).

The Company is an “emerging growth company” (“EGC”), as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), following the consummation of the merger of CFAC and the Company. The Company has elected to use this extended transition period for complying with new or revised accounting standards pursuant to Section 102(b)(1) of the JOBS Act that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition periods provided by the JOBS Act. As result of this election, its consolidated financial statements may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.

COVID-19

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID-19”) a global pandemic, which has resulted in significant disruption and uncertainty in the global economic markets. Given the amount of uncertainty currently regarding the scope and duration of the COVID-19 pandemic, the Company is unable to predict the precise impact the COVID-19 pandemic will have on the Company’s consolidated financial statements. In line with public markets and credit indices, the Company investments may be adversely impacted.

Fair Value Measurements

The Company categorizes its fair value measurements according to a three-level hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are defined as follows:

•Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;
•Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and
•Level 3 – Inputs that are unobservable.

Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The carrying amount of cash and cash equivalents and fees receivable approximate fair value due to the immediate or short-term maturity of these financial instruments.

Investments

The Company’s investments in the GCM Funds investing in private equity, real estate and infrastructure (“GCM PEREI Funds”) are valued based on the most recent available information which typically has a delay of up to three months due to the timing of financial information received from the investments held by the GCM PEREI Funds. The Company records its share of capital contributions to and distributions from the GCM PEREI Funds within investments in the Condensed Consolidated Statements of Financial Condition during the three-month lag period. To the extent that management is aware of material events that affect the GCM PEREI Funds during the intervening period, the impact of the events would be disclosed in the notes to the condensed consolidated financial statements.

Equity-Based Compensation

The Company accounts for grants of equity-based awards, including restricted stock units (“RSUs”), at fair value as of the grant date. Each RSU represents the right to receive payment in the form of one share of Class A common stock or an amount equal to the market value of one share of Class A common stock. Holders of unvested RSUs do not have the right to vote with the underlying shares of Class A common stock, but are entitled to accrue dividend equivalents which are generally paid in cash when such RSUs are delivered. The Company recognizes non-cash compensation expense attributable to these grants on a straight-line basis over the requisite service period, which is generally the vesting period. Expenses related to grants of equity-based awards are recorded within employee compensation and benefits in the Condensed Consolidated Statements of Income and are recorded within additional paid-in capital in the Condensed Consolidated Statements of Financial Condition. The fair value of RSUs is determined by the closing stock price on the grant date. Awards the Company intends to settle in cash are classified as liabilities within employee related obligations in the Condensed Consolidated Statements of Financial Condition and are subsequently remeasured to the closing stock price as of each reporting date through the payment date with the changes in value recorded within employee compensation and benefits in the Condensed Consolidated Statements of Income. Forfeitures of equity-based awards are recognized as they occur. See Note 12, for additional information regarding the Company’s equity-based compensation.

Recently Issued Accounting Standards

In January 2021, the FASB issued Accounting Standards Updated (“ASU”) 2021-01, Reference Rate Reform (Topic 848) and in March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848). The amendments in these updates provide optional guidance for a limited amount of time to ease the burden on companies in accounting for reference rate reform. The amendments also clarify that the optional expedients and exceptions apply to derivatives that are being implemented as part of the market-wide transition to new reference rates. The method of adoption varies for the updates included in the ASUs. The Company is currently evaluating the impact on its consolidated financial statements upon adoption of the reference rate reform standards.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which modifies ASC 740 to simplify the accounting for income taxes. The guidance, among other changes, (i) provides a policy election to not allocate consolidated income taxes when a member of a consolidated tax return is not subject to income tax and (ii) provides guidance to evaluate whether a step-up in tax basis of goodwill relates to a business combination in which book goodwill was recognized or a separate transaction. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted, including adoption in any interim period for (1) public business entities for periods for which financial statements have not yet been issued and (2) all other entities for periods for which financial statements have not yet been made available for issuance. The Company will defer adoption until the guidance is effective for non-public entities, as the Company currently qualifies as an EGC and has elected to take advantage of the extended transition period afforded to EGCs as it applies to the adoption of new accounting standards. The amendments related to changes in ownership of foreign equity method investments or foreign subsidiaries should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The amendments related to franchise taxes that are partially based on income should be applied on either a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. All other amendments should be applied on a prospective basis. The Company is currently evaluating the impact on its consolidated financial statements upon adoption of this standard.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, which reduces the cost and complexity of financial reporting associated with consolidation of VIEs. The amendment provides that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The amendments in this ASU are effective for public business entities with fiscal years beginning after December 15, 2019 and interim periods within those reporting periods, and effective for non-public entities with fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021, with early adoption permitted. The Company will defer adoption until the guidance is effective for non-public entities, as the Company currently qualifies as an EGC and has elected to take advantage of the extended transition period afforded to EGCs as it applies to the adoption of new accounting standards. The guidance should be applied prospectively. The Company has concluded this guidance will not have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. Currently, the standard requires an entity to perform a two-step test to determine the amount, if any, of goodwill impairment. In Step 1, an entity compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, the entity performs Step 2 and compares the implied fair value of goodwill with the carrying amount of that goodwill for that reporting unit. An impairment charge equal to the amount by which the carrying amount of goodwill for the reporting unit exceeds the implied fair value of that goodwill is recorded, limited to the amount of goodwill allocated to that reporting unit. The new guidance removes Step 2. An entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. An entity will apply the new guidance on a prospective basis. The amendments in this ASU are effective for public business entities that are a U.S. Securities and Exchange Commission (“SEC”) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, with fiscal years beginning after December 15, 2019. All other entities should adopt the amendments in this ASU in fiscal years beginning after December 15, 2022. Early adoption is permitted for annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company early adopted this standard on April 1, 2021 under a prospective approach. The adoption did not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. ASU 2016-13 also requires new disclosures for financial assets measured at amortized cost, loans and available-for-sale debt securities. This guidance is for public business entities that are an SEC filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, with fiscal years beginning after December 15, 2019. On March 9, 2020, the FASB extended the adoption date for all other entities to annual periods beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. The Company is still evaluating this guidance but currently expects that adoption will not have a material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The main difference between existing lease accounting guidance and the updated standard is that operating leases will now be recorded as assets and liabilities in the statement of financial position. The amendments in this ASU are effective for public business entities for annual reporting periods beginning after December 15, 2018. On June 3, 2020, the FASB extended the adoption date for all other entities to annual periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022, with early adoption permitted. The Company will defer adoption until the guidance is effective for non-public entities, as the Company currently qualifies as an EGC and has elected to take advantage of the extended transition period afforded to EGCs as it applies to the adoption of new accounting standards. The Company anticipates that adoption will increase both the Company’s assets and liabilities for the recorded right-of-use asset and lease liability, as well as the corresponding deferred tax assets and liabilities, with no material impact to the Company’s Condensed Consolidated Statements of Income. The Company is quantifying and evaluating the full impact on its consolidated financial statements.

2. Summary of Significant Accounting Policies (as restated)

Basis of Presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The consolidated financial statements include the accounts of the Company, its wholly-owned or majority-owned subsidiaries and entities in which the Company is deemed to have a direct or indirect controlling financial interest based on either a variable interest model or voting interest model. All intercompany balances and transactions have been eliminated in consolidation.

Pursuant to the Transaction as described in Note 3, GCMG acquired approximately 22% of the common units of the Partnership. The portion of the consolidated subsidiaries not owned by GCMG and any related activity is eliminated through noncontrolling interests in the Consolidated Statements of Financial Condition and net income (loss) attributable to noncontrolling interests in the Consolidated Statements of Income. The combined financial statements of GCMH and its subsidiaries and GCM, L.L.C. (“GCM LLC”) have been determined to be the predecessor for accounting and reporting purposes for periods prior to the Transaction.

The Company is an “emerging growth company” (“EGC”), as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), following the consummation of the merger of CFAC and the Company. The Company has elected to use this extended transition period for complying with new or revised accounting standards pursuant to Section 102(b)(1) of the JOBS Act that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition periods provided by the JOBS Act. As result of this election, its consolidated financial statements may not be comparable to companies that comply with new or revised accounting pronouncements as of public company effective dates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation

The Company first determines whether it has a variable interest in an entity. Fees paid to a decision maker or service provider are not deemed variable interests in an entity if (i) the fees are compensation for services provided and are commensurate with the level of effort required to provide those services; (ii) the service arrangement includes only terms, conditions, or amounts that are customarily present in arrangements for similar services negotiated at arm’s length; and (iii) the decision maker does not hold other interests in the entity that individually, or in the aggregate, would absorb more than an insignificant amount of the entity’s expected losses or receive more than an insignificant amount of the entity’s expected residual returns. The Company has evaluated its arrangements and determined that management fees, performance fees and carried interest are customary and commensurate with the services being performed and are not variable interests. For those entities in which it has a variable interest, the Company performs an analysis to determine whether the entity is a variable interest entity (“VIE’).

The assessment of whether the entity is a VIE requires an evaluation of qualitative factors and, where applicable, quantitative factors. These judgments include: (a) determining whether the equity investment at risk is sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) evaluating whether the equity holders, as a group, can make decisions that have a significant effect on the economic performance of the entity, and (c) determining whether the equity investors have proportionate voting rights to their obligations to absorb losses or rights to receive returns from an entity. The granting of substantive kick-out rights is a key consideration in determining whether a limited partnership or similar entity is a VIE.

For entities that are determined to be VIEs, the Company consolidates those entities where it has concluded it is the primary beneficiary. The Company is determined to be the primary beneficiary if it holds a controlling financial interest which is defined as possessing (a) the power to direct the activities that most significantly impact the VIE’s economic performance and (b) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. In evaluating whether the Company is the primary beneficiary, the Company evaluates its economic interests in the entity held either directly or indirectly by the Company.

The Company determines whether it is the primary beneficiary of a VIE at the time it becomes involved with a VIE and reconsiders that conclusion continuously. At each reporting date, the Company assesses whether it is the primary beneficiary and will consolidate or deconsolidate accordingly. Refer to Note 12 for additional information on the Company’s VIEs.

Entities that do not qualify as VIEs are assessed for consolidation as voting interest entities. Under the voting interest entity model, the Company consolidates those entities it controls through a majority voting interest.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and short-term, highly liquid money market funds with original maturities of three months or less. These money market funds are managed in a way to preserve a stable value of USD 1.00 per share; however, there is no guarantee that the value will not drop below USD 1.00 per share. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of the counterparties to each of these transactions. Interest earned on cash and cash equivalents is recorded within other income (expense) in the Consolidated Statements of Income. As of December 31, 2020 and 2019, the Company held $21.5 million and $20.6 million, respectively, of foreign cash included within cash and cash equivalents in the Consolidated Statements of Financial Condition.

Foreign Currency Gain or Loss

The financial statements of the Company’s subsidiaries located in Japan, Hong Kong, the UK and South Korea are measured using the Japanese Yen, Hong Kong Dollar, British Pound and Korean Won, respectively, as the functional currency. The assets and liabilities of these subsidiaries are translated at the exchange rate prevailing at the reporting date and revenue and expenses are translated at the average monthly rates of exchange with the resulting translation adjustment included in the Consolidated Statements of Financial Condition as a component of accumulated other comprehensive loss.

The Company earns fees denominated in several different foreign currencies. Corresponding transaction gains or losses are recognized in other income (expense) in the Consolidated Statements of Income.

Management Fees and Incentive Fees Receivable

Management fees and incentive fees receivable are equal to contractual amounts reduced for allowances, if applicable. The Company considers fees receivable to be fully collectible; accordingly, no allowance for doubtful accounts has been established as of December 31, 2020 and 2019. If accounts become uncollectible, they will be expensed when that determination is made. Amounts determined to be uncollectible are charged directly to general, administrative and other in the Consolidated Statements of Income.

Due from Related Parties

Due from related parties includes amounts receivable from the Company’s existing partners, employees, and nonconsolidated funds. Refer to Note 19 for further disclosure of transactions with related parties.

COVID-19

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID-19”) a global pandemic, which has resulted in significant disruption and uncertainty in the global economic markets. Given the amount of uncertainty currently regarding the scope and duration of the COVID-19 pandemic, the Company is unable to predict the precise impact the COVID-19 pandemic will have on the Company’s consolidated financial statements. In line with public markets and credit indices, the Company investments may be adversely impacted.

Fair Value Measurements

The Company categorizes its fair value measurements according to a three-level hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are defined as follows:

•Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;
•Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and
•Level 3 – Inputs that are unobservable.

Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The carrying amount of cash and cash equivalents and fees receivable approximate fair value due to the immediate or short-term maturity of these financial instruments.

Investments

Investments primarily consist of investments in GCM Funds and other funds the Company does not control, but is deemed to exert significant influence, and are accounted for using the equity method of accounting. Under the equity method of accounting, the Company records its share of the underlying income or loss of such entities, which reflects the net asset value of such investments. Management believes the net asset value of the funds is representative of fair value. The resulting unrealized gains and losses are included as investment income in the Consolidated Statements of Income.

The Company’s investments in the GCM Funds investing in private equity, real estate and infrastructure (“GCM PEREI Funds”) are valued based on the most recent available information which typically has a delay of up to three months due to the timing of financial information received from the investments held by the GCM PEREI Funds. The Company records its share of capital contributions to and distributions from the GCM PEREI Funds within investments in the Consolidated Statements of Financial Condition during the three-month lag period. To the extent that management is aware of material events that affect the GCM PEREI Funds during the intervening period, the impact of the events would be disclosed in the notes to the consolidated financial statements.

Certain subsidiaries which hold the general partner capital interest in the GCM Funds are not wholly owned and as such the portion of the Company’s investments owned by limited partners in those subsidiaries are reflected within noncontrolling interest in the Consolidated Statements of Financial Condition.

Premises and Equipment

Premises and equipment and aircraft-related assets are recorded at cost less accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets ranging from three to seven years. Leasehold improvements are amortized over the shorter of their estimated useful lives or lease terms.

Intangible Assets and Goodwill

Finite-lived intangible assets primarily consist of investment management contracts, investor relationships, technology and trade name. These assets are amortized on a straight-line basis over their respective useful lives, ranging from 2 to 12 years. Intangible assets are reviewed for impairment whenever events or changes in circumstances suggest that the asset’s carrying value may not be recoverable. An impairment loss, calculated as the difference between the estimated fair value and the carrying value of the asset, is recognized if the sum of the estimated undiscounted cash flows relating to the asset is less than the corresponding carrying value. The Company has not recognized any impairment in the periods presented.

Goodwill is reviewed for impairment at least annually at the reporting unit level utilizing a qualitative or quantitative approach, and more frequently if circumstances indicate impairment may have occurred. The impairment testing for goodwill under the qualitative approach is based first on a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its respective carrying value. If it is determined that it is more likely than not that the reporting unit’s fair value is less than its carrying value or when the quantitative approach is used, a two-step quantitative assessment is performed to (a) calculate the fair value of the reporting unit and compare it to its carrying value, and (b) if the carrying value exceeds its fair value, to measure an impairment loss. The amount of impairment is calculated as the excess of the carrying value of goodwill over its implied fair value.

The Company performed a qualitative assessment of its goodwill on October 1, 2020 and 2019 and did not identify any impairment.

Public and Private Warrants

The Company evaluated the public and private warrants under Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity, and concluded that they do not meet the criteria to be classified as equity (deficit) in the Consolidated Statements of Financial Condition. Specifically, the exercise of the public and private warrants may be settled in cash upon the occurrence of a tender offer or exchange that involves 50% or more of the Company’s Class A shareholders. Because such a tender offer may not result in a change in control and trigger cash settlement and we do not control the occurrence of such event, the Company concluded that the public warrants and private warrants do not meet the conditions to be classified as equity (deficit) in the Consolidated Statements of Financial Condition. Since the public and private warrants meet the definition of a derivative under ASC 815, the Company recorded these warrants as liabilities in the Consolidated Statements of Financial Condition at fair value upon the closing of the Transaction in accordance with ASC 820, Fair Value Measurement, with subsequent changes in their respective fair values recorded in the change in fair value of warrant liabilities within the Consolidated Statements of Income at each reporting date.

Redeemable Noncontrolling Interest

Noncontrolling interest related to certain limited partnership interests are subject to redemptions by third party investors. As these interests are redeemable upon the occurrence of an event that is not solely within the control of the Company, amounts relating to third party interests in such consolidated entities are classified within the mezzanine section as redeemable noncontrolling interest in the Consolidated Statements of Financial Condition.

Noncontrolling Interests

For entities that are consolidated, but not 100% owned, a portion of the income or loss and equity is allocated to owners other than the Company. The aggregate of the income or loss and corresponding equity that is not owned by the Company is included within noncontrolling interests in the consolidated financial statements.

Noncontrolling interests is presented as a separate component of equity (deficit) in the Consolidated Statements of Financial Condition. Net income includes the net income attributable to the holders of noncontrolling interests in the Consolidated Statements of Income. Profits and losses, other than profit interest expense, are allocated to noncontrolling interest in proportion to their relative ownership interests regardless of their basis.

Revenue Recognition

On January 1, 2019, the Company adopted ASC 606, Revenue from Contracts with Customers, using the modified retrospective method and applied the guidance only to contracts that were not completed as of that date. As a result, prior period amounts continue to be reported under legacy GAAP. The adoption did not change the historical pattern of recognizing revenue for management fees, administrative fees or incentive fees, except for classification changes described further below. The Company recorded a cumulative-effect decrease to total partners’ deficit attributable to GCMH and an increase to noncontrolling interest of $10.4 million and $1.5 million, respectively, related to a change in the Company’s recognition of carried interest subject to potential repayment (“clawback”). Prior to the adoption of ASC 606, the Company deferred the recognition of revenue for all realized carried interest subject to clawback (typically for carried interest calculated under a deal-by-deal or, American waterfall) until the earlier of the termination of the related fund or the point at which repayment of any of the distributed carried interest could no longer occur. Under ASC 606, realized carried interest is considered variable consideration and is therefore constrained and not recognized until it is probable that a significant reversal will not occur. The Company has defined the portion to be deferred as the amount of carried interest, typically net of tax, that the Company would be required to return if there were no remaining investments at the assessment date. The adjustment also resulted in a net increase in incentive fees receivable of $1.3 million and decrease to deferred revenue, recorded within accrued expenses and other liabilities in the Consolidated Statements of Financial Condition, of $10.6 million.

Contracts which earn the Company management fees and incentive fees are evaluated as contracts with customers under ASC 606 for the services further described below. Under ASC 606, the Company is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract, and (e) recognize revenue when (or as) the Company satisfies its performance obligation.

Management Fees

Management Fees

The Company earns management fees from providing investment management services to specialized funds and customized separate account clients. Specialized funds are generally structured as partnerships having multiple investors. Separate account clients may be structured using an affiliate-managed entity or may involve an investment management agreement between the Company and a single client. Certain separate account clients may have the Company manage assets both with full discretion over investments decisions as well as without discretion over investment decisions and may also receive access to various other advisory services the firm may provide as part of a single customized service which the Company has determined is a single performance obligation. The Company determined that for specialized funds, the fund is generally considered to be the customer while the individual investor or limited partner is the customer with respect to customized separate accounts. The Company satisfies its performance obligations over time as the services are rendered and the customer simultaneously receives and consumes the benefits of the services as they are performed, using the same time-based measure of progress towards completion.

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised services to the customer. The Company’s management fees attributable to the GCM Funds investing in public market investments consist primarily of fees based on the net asset value of the assets managed. Fees may be calculated on a monthly or quarterly basis as of each subscription date, either in advance or arrears. Investment management fees calculated on a monthly or quarterly basis are primarily based on the assets under management at the beginning or end of such monthly or quarterly period or on average net assets.

The Company’s management fees attributable to the GCM Funds investing in longer-term public market investments and private market investments are typically based on limited partner commitments to those funds during an initial commitment or investment period. Following the expiration or termination of such period, the fees generally become based on invested assets or based on invested capital and unfunded deal commitments less returned capital. Management fees are determined quarterly and are more commonly billed in advance based on the management fee rate applied to the management fee base at the end of the preceding quarterly period as defined in the respective contractual agreements.

Management fees are a form of variable consideration as the basis for the management fee fluctuates over the life of the contract, therefore, management fees are constrained and not recognized until it is probable that a significant reversal will not occur.

Certain operating agreements limit the expenses a fund bears to a percentage of the market value of the assets managed. The Company is required to reimburse the customer for such exceeded amounts (which the Company may be entitled to recoup in subsequent periods if expenses are sufficiently below the limit). The Company records these amounts as adjustments to the transaction price, which are reflected within management fees in the Consolidated Statements of Income. Prior to the adoption of ASC 606, such adjustments were recorded within general, administrative and other in the Consolidated Statements of Income.

Certain GCM Fund agreements contain a management fee schedule that simulates the pattern of a fee based on invested capital that increases over the investment period and decreases over the life of the fund. In those circumstances the Company satisfies its performance obligations over time as the services are rendered and records as revenue the amounts it is entitled to invoice for the applicable quarter for which services have been rendered.

Certain agreements contain a requirement to return management fees for commitments left unfunded at the termination of the GCM Fund’s life. The Company defers a portion of the fees collected that it views as probable of being required to return based on the Company’s investing experience and records this accrual as deferred revenue within accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.

Fund Expense Reimbursement Revenue

The Company incurs certain costs, primarily related to accounting, client reporting, investment-decision making and treasury-related expenditures, for which it receives reimbursement from the GCM Funds in connection with its performance obligations to provide investment management services. The Company concluded it controls the services provided and resources used before they are transferred to the customer and therefore is a principal. Accordingly, the reimbursement for these costs incurred by the Company are presented on a gross basis within management fees and the related costs within general, administrative and other in the Consolidated Statements of Income with any outstanding amounts recorded within due from related parties in the Consolidated Statements of Financial Condition. Expense reimbursements are recognized at a point in time, in the periods during which the related expenses are incurred and the reimbursements are contractually earned.

The Company may pay on behalf of and seek reimbursement from GCM Funds for professional fees and administrative or other fund expenses that the Company arranges for the GCM Funds. The Company concluded that the nature of its promise is to arrange for the services to be provided and it does not control the services provided by third parties before they are transferred to the customer. As a result, the Company is acting in the capacity of an agent to the GCM Funds. Accordingly, outstanding amounts related to these disbursements are recorded within due from related parties in the Consolidated Statements of Financial Condition.

Incentive Fees

Incentive fees consists of performance based incentive fees in the form of performance fees or incentive compensation and carried interest income.

Performance Fees

The Company may receive performance fees or incentive compensation from certain GCM Funds investing in public market investments. Performance fees are typically a fixed percentage of investment gains, subject to loss carryforward provisions that require the recapture of any previous losses before any performance fees can be earned in the current period. Performance fees may or may not be subject to a hurdle or a preferred return, which requires that clients earn a specified minimum return before a performance fee can be assessed. With the exception of certain GCM Funds, these performance fees are determined based upon investment performance at the end of a specified measurement period, generally the end of the calendar year. Certain GCM Funds have performance measurement periods extending beyond one year.

Investment returns are highly susceptible to market factors, judgments, and actions of third parties that are outside of the Company’s control. Accordingly, performance fees are considered variable consideration and are therefore constrained and not recognized until it is probable that a significant reversal will not occur. In the event a client redeems from one of the GCM Funds prior to the end of a measurement period, any accrued performance fee is ordinarily due and payable by such redeeming client as of the date of the redemption.

Carried Interest

Carried interest is a performance-based capital allocation from a fund’s limited partners earned by the Company in certain GCM Funds invested in longer-term public market investments and private market investments. Carried interest is typically calculated as a percentage of the profits calculated in accordance with the terms of fund agreements at rates that range between 2.5%-20% after returning invested capital, certain fees and a preferred return to the fund’s limited partners. Carried interest is ultimately realized when underlying investments distribute proceeds or are sold and therefore carried interest is highly susceptible to market factors, judgments, and actions of third parties that are outside of the Company’s control. Accordingly, carried interest is considered variable consideration and is therefore constrained and not recognized as revenue until it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

Agreements generally include a clawback provision that, if triggered, would require the Company to return up to the cumulative amount of carried interest distributed, typically net of tax, upon liquidation of those funds, if the aggregate amount paid as carried interest exceeds the amount actually due based upon the aggregate performance of each fund. The Company has defined the portion to be deferred as the amount of carried interest, typically net of tax, that the Company would be required to return if all remaining investments had no value as of the end of each reporting period. For the years ended December 31, 2020 and December 31, 2019, deferred revenue relating to constrained realized carried interest of approximately $8.5 million and $11.2 million respectively, was recorded within accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.

Other Operating Income

Other operating income primarily consists of administrative fees from certain private investment vehicles that the Company does not manage or advise. Administrative fees represent fees for accounting and administration services provided to such vehicles. The fees earned under certain agreements are calculated by applying a fixed rate (or varying rate based on volume) multiplied by the number of positions held. The Company satisfies its performance obligations over time as the services are rendered and the customer simultaneously receives and consumes the benefits of the services as they are performed, using the same time-based measure of progress towards completion.

Distribution Relationships

The Company has entered into a number of distribution relationships with financial services firms to assist it in developing and servicing its client base. These relationships are non-exclusive and generally enable the Company to have direct contact with major clients.

Management and incentive fee revenue in the Consolidated Statements of Income is recorded on a gross basis. Expenses pursuant to the revenue sharing arrangements in connection with these distribution agreements of $7.8 million, $9.2 million and $10.3 million for the years ended December 31, 2020, 2019 and 2018 were recorded within general, administrative and other in the Consolidated Statements of Income.

Employee Compensation and Benefits

Base Salary, Bonus and Other

The Company compensates its employees through the cash payment of both a fixed component (“base salary”) and a variable component (“bonus”). Base salary is recorded on an accrual basis over each employee’s period of service. Bonus compensation is determined by the Company’s management and is generally discretionary based on judgment taking into consideration, among other things, the financial results of the Company, as well as the employee’s performance.

Incentive Fee Compensation

Incentive fee compensation consists of discretionary compensation accrued and paid annually based on incentive fee revenue.

Carried Interest

Certain employees and former employees are entitled to a portion of the carried interest realized from certain GCM Funds, which generally vest over a multi-year period and are payable upon a realization of the carried interest. Accordingly, carried interest resulting from a realization event gives rise to the incurrence of an obligation. Amounts payable under these arrangements are recorded within employee compensation and benefits when they become probable and reasonably estimable.

For certain GCM Funds, realized carried interest is subject to clawback. Although the Company defers the portion of realized carried interest not meeting the criteria for revenue recognition, accruing an expense for amounts due to employees and former employees is based upon when it becomes probable and reasonably estimable that carried interest has been earned and therefore a liability has been incurred. As a result, the recording of an accrual for amounts due to employees and former employees generally precedes the recognition of the related carried interest revenue. The Company withholds a portion of the amounts due to employees and former employees as a reserve against contingent repayments to the GCM Funds. As of December 31, 2020 and 2019, an accrual of $13.5 million and $14.9 million, respectively, relating to amounts withheld was recorded within employee related obligations in the Consolidated Statements of Financial Condition.

Compensation Awards

The Company has established deferred compensation programs for certain employees and accrues deferred compensation expense ratably over the related vesting schedules, recognizing an increase or decrease in compensation expense based on the performance of certain GCM Funds. In addition, the Company has granted compensation awards to employees that represent investments that will be made in GCM Funds on behalf of the employees and were compensation for past services that were fully vested upon the award date. Compensation expense related to deferred compensation and other awards are included within employee compensation and benefits in the Consolidated Statements of Income.

Partnership Interest in Holdings, Holdings II and Management LLC

Various individuals, including current and former employees of the Company (“Recipients”), have been awarded partnership interests in Holdings, Holdings II and Management LLC. These partnership interests grant the Recipients the right to certain cash distributions of profits from Holdings, Holdings II and Management LLC to the extent such distributions are authorized and pursuant to the terms of their respective agreements.

A partnership interest award is accounted for based on its substance. A partnership interest award that is in substance a profit-sharing arrangement or performance bonus would generally not be within the scope of the stock-based compensation guidance and would be accounted for under the guidance for deferred compensation plans, similar to a cash bonus. However, if the arrangement has characteristics more akin to the risks and rewards of equity ownership, the arrangement would be accounted for under stock-based compensation guidance.

The Company analyzes awards granted to Recipients at the time they are granted or modified. Awards that are in substance a profit-sharing arrangement in which rights to distributions of profits are based fully on the discretion of the managing member of Holdings, Holdings II and Management LLC, are recorded within employee compensation and benefits in the Consolidated Statements of Income when Holdings, Holdings II or Management LLC makes distributions to the Recipients. Profit-sharing arrangements that contain a stated target payment are recognized as partnership interest-based compensation expense equal to the present value of expected future payments on a straight-line basis over the service period.

Derivative Instruments

Derivative instruments enable the Company to manage its exposure to interest rate risk. The Company generally does not engage in derivative or hedging activities, except to hedge interest rate risk on floating rate debt, as described in Note 16.

Derivatives are recognized in the Consolidated Statements of Financial Condition at fair value.

In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. At inception, the Company documents all relationships between derivatives designated as hedging instruments and hedged items, the risk management objectives and strategies for undertaking various hedge transactions, the method of assessing hedge effectiveness, and, if applicable, why forecasted transactions are considered probable. This process includes linking all derivatives that are designated as hedges of the variability of cash flows that are to be received or paid in connection with either a recognized asset or liability, firm commitment or forecasted transaction (“cash flow hedges”) to assets or liabilities in the Consolidated Statements of Financial Condition, firm commitments or forecasted transactions.

The Company generally uses the change in variable cash flows method to assess hedge effectiveness on a quarterly basis. The Company assesses effectiveness on a quarterly basis by evaluating whether the critical terms of the hedging instrument and the forecasted transaction have changed during the period and by evaluating the continued ability of the counterparty to honor its obligations under the contractual terms of the derivative. When the critical terms of the hedging instrument and the forecasted transaction do not match at inception the Company may use regression or other statistical analyses to assess effectiveness.

For a qualifying cash flow hedge, changes in the fair value of the derivative, to the extent that the hedge is effective, are recorded within accumulated other comprehensive income (loss) in the Consolidated Statements of Financial Condition and are reclassified to interest expense in the Consolidated Statements of Income when the underlying transactions (interest payments) have an impact on earnings. Prior to the adoption of ASU No. 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities (Topic 815) any ineffective portions of a hedge were recorded within other income (expense) in the Consolidated Statements of Income.

For derivative contracts that do not qualify for hedge accounting, the Company presents changes in fair value in current period earnings. Changes in the fair value of derivative instruments are reflected within other income (expense) in the Consolidated Statements of Income.

Income Taxes

Income taxes are accounted for using the asset and liability method of accounting. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences on differences between the carrying amounts of assets and liabilities and their respective tax basis, using tax rates in effect for the year in which the differences are expected to reverse. The effect on deferred assets and liabilities of a change in tax rates is recognized in income in the period when the change is enacted. Deferred tax assets are reduced by a valuation allowance when it is “more-likely-than not” that some portion or all of the deferred tax assets will not be realized. The realization of the deferred tax assets is dependent on the amount of the Company’s future taxable income.

The Company recognizes interest and penalties related to the underpayment of income taxes, including those resulting from the late filing of tax returns as general, administrative and other expenses in the Consolidated Statements of Income. The Company has not incurred a significant amount of interest or penalties in any of the years presented.

GCMH is treated as a partnership for U.S. federal income tax purposes, and is subject to various state and local taxes. GCMH Equityholders, as applicable, are taxed individually on their share of the earnings; therefore, the Company does not record a provision for federal income taxes on the GCMH Equityholders’ share of the earnings. The Company is subject to U.S. federal, applicable state corporate and foreign income taxes, including with respect to its allocable share of any taxable income of GCMH following the Transaction.

Tax Receivable Agreement

In connection with the Transaction as described in Note 3, GCMG entered into a Tax Receivable Agreement with the GCMH Equityholders that will provide for payment by GCMG to the GCMH Equityholders of 85% of the amount of the tax savings, if any, that GCMG realizes (or, under certain circumstances, is deemed to realize) as a result of, or attributable to, (i) increases in the tax basis of assets owned directly or indirectly by GCMH or its subsidiaries from, among other things, any redemptions or exchanges of GCMH common shares (ii) existing tax basis (including amortization deductions arising from such tax basis) in intangible assets owned directly or indirectly by GCMH and its subsidiaries, and (iii) certain other tax benefits (including deductions in respect of imputed interest) related to GCMG making payments under the Tax Receivable Agreement.

Earnings (Loss) Per Share

The Company determines earnings (loss) per share in accordance with the authoritative guidance in ASC 260, Earnings Per Share. The two-class method of computing earning (loss) per share is required for entities that have participating securities. The two-class method is an earnings allocation formula that determines earning (loss) per share for participating securities according to dividends declared (or accumulated) and participation rights in undistributed earnings. The Company’s Class C Common Stock has no economic interest in the earnings of the Company, resulting in the two-class method not being applicable.

The Company computes basic earnings (loss) per share by dividing net income (loss) attributable to GCMG by the weighted average number of shares outstanding for the applicable period. When calculating diluted earnings (loss) per share, the Company applies the treasury stock method and if-converted method, as applicable, to the warrants and the exchangeable common units of the Partnership to determine the dilutive weighted-average common units outstanding.

Transaction Expenses

Legal fees and other costs that were determined to be direct and incremental to the Transaction as described in Note 3, were recorded to stockholders' equity/partners’ and member’s capital (deficit) as a reduction to additional paid-in capital in the Consolidated Statements of Financial Conditions. Other fees associated with the Transaction as described in Note 3, that were not direct and incremental were recorded to general, administrative and other in the Consolidated Statements of Income.

Comprehensive Income

Comprehensive income consists of net income (loss) and other comprehensive income (loss). The Company’s other comprehensive income (loss) is comprised of unrealized gains and losses on cash flow hedges and foreign currency translation adjustments.

Segments

Management has determined the Company consists of a single operating and reportable segment, consistent with how the chief operating decision maker allocates resources and assesses performance. Revenues and long-lived assets attributed to locations outside of the United States (“U.S.”) are immaterial.

Concentration

The Company has a client base that is diversified across a range of different types of institutional clients and also includes high net worth individuals. The institutional client base consists primarily of public, corporate and Taft-Hartley pension funds as well as banks, insurance companies, sovereign entities, foundations and endowments. The client base is also geographically diversified with concentrations in North America, Asia, the Middle East and Europe.

Recently Issued Accounting Standards

Recently Issued Accounting Standards - Adopted in Current Reporting Period

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Changes to the Disclosure Requirements for Fair Value Measurement. The amendments remove or modify certain disclosures, while others were added. The Company adopted the guidance as of January 1, 2020. The adoption of this guidance did not have a material impact on the consolidated financial statements.

In August 2017, the FASB issued ASU No. 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The new guidance amends the hedge accounting model to enable entities to better portray their risk management activities in the financial statements. The guidance eliminates the requirement to separately measure and report hedge ineffectiveness and allows for the entire change in fair value of a “highly effective” cash flow hedge to be recognized in other comprehensive income until the hedged item affects earnings. An entity will apply the new guidance on a modified retrospective basis with a cumulative effect adjustment to accumulated other comprehensive income with a corresponding adjustment to retained earnings as of the beginning of the period of adoption. Changes to income statement presentation and financial statement disclosures will be applied prospectively. The Company adopted the guidance as of January 1, 2020. The resulting impact of adoption to its 3-Year Swap Agreement is recorded in opening accumulated other comprehensive income (loss) and opening partners’ deficit.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The guidance requires that all equity investments, except those accounted for under the equity method of accounting or those resulting in the consolidation of the investee, be accounted for at fair value with all fair value changes recognized in income. The Company adopted ASU 2016-01 on January 1, 2019 and the adoption did not have a material impact on its consolidated financial statements.

Recently Issued Accounting Standards – To be Adopted in Future Periods

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848). The amendments in this update provide optional expedients and exceptions for applying generally accepted accounting principles to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update apply only to contracts, hedging relationships and other transactions that reference the London Interbank Offered Rate ("LIBOR") or another reference rate expected to be discontinued because of reference rate reform. An entity may elect to adopt the amendments for contract modifications as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. An entity may elect to apply the amendments in ASU 2020-04 to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020. The Company is currently evaluating the impact on its consolidated financial statements upon adoption of this standard.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which modifies ASC 740 to simplify the accounting for income taxes. The guidance, among other changes, (i) provides a policy election to not allocate consolidated income taxes when a member of a consolidated tax return is not subject to income tax and (ii) provides guidance to evaluate whether a step-up in tax basis of goodwill relates to a business combination in which book goodwill was recognized or a separate transaction. The amendments in this ASU are effective for public business entities for fiscal years beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted, including adoption in any interim period for (1) public business entities for periods for which financial statements have not yet been issued and (2) all other entities for periods for which financial statements have not yet been made available for issuance. The Company will defer adoption until the guidance is effective for non-public entities, as the Company currently qualifies as an EGC and has elected to take advantage of the extended transition period afforded to EGCs as it applies to the adoption of new accounting standards. The amendments related to changes in ownership of foreign equity method investments or foreign subsidiaries should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The amendments related to franchise taxes that are partially based on income should be applied on either a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. All other amendments should be applied on a prospective basis. The Company is currently evaluating the impact on its consolidated financial statements upon adoption of this standard.

In October 2018, the FASB issued ASU No. 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, which reduces the cost and complexity of financial reporting associated with consolidation of VIEs. The amendment provides that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. The amendments in this ASU are effective for public business entities with fiscal years beginning after December 15, 2019 and interim periods within those reporting periods, and effective for non-public entities with fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021, with early adoption permitted. The Company will defer adoption until the guidance is effective for non-public entities, as the Company currently qualifies as an EGC and has elected to take advantage of the extended transition period afforded to EGCs as it applies to the adoption of new accounting standards. The guidance should be applied prospectively. The Company has concluded this guidance will not have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. Currently, the standard requires an entity to perform a two-step test to determine the amount, if any, of goodwill impairment. In Step 1, an entity compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, the entity performs Step 2 and compares the implied fair value of goodwill with the carrying amount of that goodwill for that reporting unit. An impairment charge equal to the amount by which the carrying amount of goodwill for the reporting unit exceeds the implied fair value of that goodwill is recorded, limited to the amount of goodwill allocated to that reporting unit. The new guidance removes Step 2. An entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. An entity will apply the new guidance on a prospective basis. The amendments in this ASU are effective for public business entities that are a U.S. Securities and Exchange Commission (“SEC”) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, with fiscal years beginning after December 15, 2019. All other entities should adopt the amendments in this ASU in fiscal years beginning after December 15, 2022. Early adoption is permitted for annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company will defer adoption until the guidance is effective for non-public entities, as the Company currently qualifies as an EGC and has elected to take advantage of the extended transition period afforded to EGCs as it applies to the adoption of new accounting standards. The Company is currently evaluating the impact on its consolidated financial statements upon adoption of this standard.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326) Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires an entity to utilize a new impairment model known as the current expected credit loss (“CECL”) model to estimate its lifetime “expected credit loss” and record an allowance that, when deducted from the amortized cost basis of the financial asset, presents the net amount expected to be collected on the financial asset. The CECL model is expected to result in more timely recognition of credit losses. ASU 2016-13 also requires new disclosures for financial assets measured at amortized cost, loans and available-for-sale debt securities. This guidance is for public business entities that are an SEC filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, with fiscal years beginning after December 15, 2019. On March 9, 2020, the FASB extended the adoption date for all other entities to annual periods beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. The Company expects that adoption of this guidance will not have a material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The main difference between existing lease accounting guidance and the updated standard is that operating leases will now be recorded as assets and liabilities in the statement of financial position. The amendments in this ASU are effective for public business entities for annual reporting periods beginning after December 15, 2018. On June 3, 2020, the FASB extended the adoption date for all other entities to annual periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022, with early adoption permitted. The Company will defer adoption until the guidance is effective for non-public entities, as the Company currently qualifies as an EGC and has elected to take advantage of the extended transition period afforded to EGCs as it applies to the adoption of new accounting standards. The Company is currently evaluating the impact on its consolidated financial statements upon adoption of this new standard.